Reportable segments	12 Months Ended
Dec. 31, 2022
Reportable segments
Reportable Segments

Note 13 Reportable segments

The Company has two reportable operating segments - Infrastructure, and Telecommunications. The Company also has a Non-operating Corporate segment. All inter-segment revenues are eliminated.

Refer to Note 4, Revenue, for additional information on the Company’s revenue by segment. Summary information with respect to the Company’s income (loss) from operations is as follows:

	Years Ended December 31,
(in thousands)	2022 (As Adjusted)	2021 (As Adjusted)
Income (loss) from operations:
Infrastructure	$3,198	$586
Telecommunications	1,227	1,679
Non-operating corporate	(43,437)	(31,727)
Total	$(39,012)	$(29,462)

A reconciliation of the Company’s consolidated segment loss from operations to consolidated loss from operations before income taxes and net loss is as follows:

	Years Ended December 31,
(in thousands)	2022 (As Adjusted)	2021 (As Adjusted)
Loss from operations	$(39,012)	$(29,462)
Loss of impairment	(797)	(18,116)
Income (loss) from investments, net	(789)	3,330
Change in fair value of derivative liabilities	33,921	-
Interest expense	(11,905)	(4,619)
Other income (expense), net	(2,482)	1,063
Foreign exchange adjustments	(60)	(334)
Total other expenses,net	17,888	(18,676)
Income (loss) before income taxes	(21,124)	(48,138)
Income tax benefit (expense)	823	4,254
Net (loss)	$(20,301)	$(43,884)

	Years Ended December 31,
(in thousands)	2022	2021
Depreciation and amortization:
Infrastructure	$6,207	331
Telecommunications	170	$198
Total	$6,377	$529

	Years Ended December 31,
(in thousands)	2022	2021
Capital expenditures:
Infrastructure	$239	$1,355
Telecommunications	-	-
Total	$239	$1,355

(in thousands)	December 31, 2022	December 31, 2021
Investments:
Infrastructure	$1,389	$2,280
Telecommunications	-	-
Non-operating corporate	5,604	7,439
Total	$6,993	$9,719
(in thousands)	December 31, 2022	December 31, 2021
Assets:
Infrastructure	$97,292	$56,701
Telecommunications	57,234	73,659
Non-operating corporate	96,507	78,460
Eliminations	(82,579)	(66,329)
Total	$168,454	$142,491